Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Earnings (Loss) Per Share
27)
EARNINGS (LOSS) PER SHARE

The following is the reconciliation of the earnings or loss attributable to ordinary shareholders (including Class B shareholders) and weighted average number of ordinary shares (including Class B shares) used in the computation of basic and diluted earnings (loss) per share for the year ended March 31, 2022, 2023 and 2024:

	For the year ended March 31
Particulars	2022	2023	2024
Earnings (loss) attributable to ordinary shareholders (including Class B shareholders) used in computing basic earnings (loss) per share (A)	(45,405)	(11,321)	216,801
Interest expense and changes in carrying amount of convertible notes, net of tax	—	—	(10,857)
Earnings (loss) attributable to ordinary shareholders (including Class B shareholders) used in computing diluted earnings (loss) per share (B)	(45,405)	(11,321)	205,944
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic earnings (loss) per share (C)	108,471,149	109,656,200	111,094,561
Dilutive effect of conversion of convertible notes	—	—	5,934,810
Dilutive effect of share based awards	—	—	1,206,485
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive earnings (loss) per share (D)	108,471,149	109,656,200	118,235,856

Earnings (loss) per share (USD)
Basic (A/C)	(0.42)	(0.10)	1.95
Diluted (B/D)	(0.42)	(0.10)	1.74

For the year ended March 31, 2024, Nil (March 31, 2023: 1,336,069 and March 31, 2022: 1,430,737) employees share based awards, were excluded from the calculation of diluted weighted average number of ordinary shares as their effect would have been anti-dilutive.

For the year ended March 31, 2024, Nil (March 31, 2023: 5,934,810 and March 31, 2022: 5,934,810) ordinary shares issuable on conversion of convertible notes, were excluded from the calculation of diluted weighted average number of ordinary shares as their effect would have been anti-dilutive.